INTANGIBLE ASSETS NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS NET
Amortization expense for intangible assets	$ 63,111	$ 32,365	$ 0